UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04015
Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance Cash Management Fund  as of March 31, 2005 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $96,144,280 and the Fund owned approximately 59.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Money Market Fund as of March 31, 2005 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $63,021,956 and the Fund owned approximately 38.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

1

Cash Management Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper – 77.7%

Principal Amount (000’s omitted)	Security	Value

Automotive — 2.1%
3,400	Toyota Motor Credit Co., 2.77%, 4/21/05	$3,394,768
		$3,394,768

Banking and Finance — 35.5%
4,302	American General Finance Corp., 2.76%, 4/7/05	4,300,021
3,000	Barton Capital Corp., 2.77%, 4/8/05 (1)	2,998,384
1,700	CAFCO, LLC, 2.62%, 4/7/05 (1)	1,699,258
3,000	CAFCO, LLC, 2.77%, 4/25/05 (1)	2,994,460
5,000	ChevronTexaco Funding Corp., 2.74%, 4/5/05	4,998,478
4,498	CIESCO, LLC, 2.76%, 4/4/05 (1)	4,496,965
1,700	CRC Funding, LLC, 2.77%, 4/25/05 (1)	1,696,861
1,500	CRC Funding, LLC, 2.80%, 4/13/05 (1)	1,498,600
3,000	CXC, LLC, 2.78%, 4/28/05 (1)	2,993,745
4,500	HSBC Finance Corp., 2.68%, 5/3/05	4,489,280
4,490	Kittyhawk Funding, 2.79%, 4/25/05 (1)	4,481,649
1,600	National Rural Utilities, 2.78%, 5/3/05	1,596,046
3,000	Old Line Funding Corp., 2.79%, 4/20/05 (1)	2,995,582
3,109	Ranger Funding Co., LLC, 2.78%, 4/15/05 (1)	3,105,639
7,000	Societe Generale N.A., 2.67%, 5/11/05	6,979,233
3,000	USAA Capital Corp., 2.73%, 4/1/05	3,000,000
3,100	Yorktown Capital, LLC, 2.78%, 4/12/05 (1)	3,097,367
		$57,421,568

Credit Unions — 2.7%
1,950	Mid-States Corp. Federal Credit Union, 2.74%, 4/14/05	1,948,071
2,500	Mid-States Corp. Federal Credit Union, 2.78%, 4/25/05	2,495,367
		$4,443,438

Electrical and Electronic Equipment — 4.0%
6,500	General Electric Capital Corp., 2.91%, 5/23/05	6,472,678
		$6,472,678

1

Food and Beverages — 7.6%
1,865	Anheuser Busch Cos., 2.74%, 4/1/05 (1)	$1,865,000
3,000	Coca-Cola Company (The), 2.53%, 4/4/05	2,999,367
4,500	Nestle Capital Corp., 2.70%, 4/6/05 (1)	4,498,313
3,000	Unilever Capital Corp., 2.76%, 4/18/05 (1)	2,996,090
		$12,358,770

Household Products — 3.0%
4,800	Procter & Gamble Co., 2.66%, 5/2/05 (1)	4,789,006
		$4,789,006

Insurance — 10.7%
1,381	Metlife Funding, Inc., 2.66%, 5/2/05	1,377,837
3,200	Metlife Funding, Inc., 2.67%, 5/2/05	3,192,642
3,078	New York Life Capital Corp., 2.62%, 4/4/05 (1)	3,077,328
3,700	New York Life Capital Corp., 2.76%, 4/8/05 (1)	3,698,014
6,000	Prudential Funding, LLC, 2.77%, 4/5/05	5,998,153
		$17,343,974

Office Automation and Equipment — 4.3%
7,039	Pitney Bowes, Inc., 2.72%, 4/6/05 (1)	7,036,341
		$7,036,341

Oil — 1.9%
3,000	Cortez Capital Corp., 2.73%, 4/11/05 (1)	2,997,725
		$2,997,725

Pharmaceuticals — 5.9%
4,800	Novartis Finance Corp., 2.78%, 4/4/05 (1)	4,798,888
4,700	Pfizer, Inc., 2.58%, 4/8/05 (1)	4,697,642
		$9,496,530

Total Commercial Paper (amortized cost $125,754,798)		$125,754,798

U.S. Government Agency Obligations — 21.1%

Principal Amount (000’s omitted)	Security	Value
749	FHLB Discount Notes, 2.70%, 4/8/05	748,607
1,000	FHLB Discount Notes, 2.77%, 5/11/05	996,922
2,900	FHLMC Discount Notes, 2.52%, 4/5/05	2,899,188
3,952	FHLMC Discount Notes, 2.665%, 4/5/05	3,950,830
5,000	FHLMC Discount Notes, 2.74%, 5/2/05	4,988,203

2

1,115	FHLMC Discount Notes, 2.85%, 5/25/05	$1,110,233
2,329	FNMA Discount Notes, 2.51%, 4/6/05	2,328,188
4,800	FNMA Discount Notes, 2.70%, 4/15/05	4,794,960
5,000	FNMA Discount Notes, 2.63%, 5/4/05	4,987,946
5,000	FNMA Discount Notes, 2.81%, 5/18/05	4,981,657
2,475	FNMA Discount Notes, 2.81%, 7/27/05	2,452,397

Total U.S. Government Agency Obligations (amortized cost, $34,239,131)		$34,239,131

Short-Term Investments — 1.2%

Principal Amount (000’s omitted)	Security	Value
2,000	Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	2,000,000

Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

Total Investments — 100.0% (amortized cost $161,993,929) (2)		$161,993,929

Other Assets, Less Liabilities — (0.0)%		$(27,464)
Net Assets— 100.0%		$161,966,465

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Cost for federal income taxes is the same.

3

The Portfolio did not have any open financial instruments at March 31, 2005.

4

Eaton Vance Municipal Bond Fund	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal Amount (000’s omitted)	Security	Value

Education — 2.3%
$1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$1,471,277
2,500	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	2,594,275
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.41%, 10/1/29 (1) (2)	1,819,895
		$5,885,447

Electric Utilities — 6.1%
500	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 8.656%, 9/1/28 (1) (2)	560,020
500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.656%, 9/1/28 (1) (2)	564,440
2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	2,149,959
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,431,000
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,138,640
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,435,532
		$15,279,591

Escrowed / Prerefunded — 11.3%
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,919,340
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	5,631,300
1,515	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	1,593,977
1,000	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,149,800

1

$5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (3)	$5,898,860
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,744,475
10,000	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25	3,810,700
6,000	Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21	2,660,280
		$28,408,732

General Obligations — 6.6%
2,600	California, 5.25%, 4/1/30	2,705,690
3,000	California, 5.25%, 2/1/33	3,127,860
2,380	California, 5.50%, 11/1/33	2,550,432
3,000	New York, NY, 5.00%, 11/1/28	3,072,180
1,725	New York, NY, Variable Rate, 9.438%, 6/1/28 (1) (4)	1,971,261
3,000	North East, TX, Independent School District, 5.00%, 2/1/30	3,041,550
		$16,468,973

Health Care - Miscellaneous — 3.2%
3,000	Allegheny County, PA, IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	3,160,170
210	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	228,381
125	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	135,941
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	108,753
2,230	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,171,963
1,873	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	1,824,449
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	541,648
		$8,171,305

2

Hospital — 6.4%
$1,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.319%, 12/1/34 (1) (2)	$1,746,210
625	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	619,281
980	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	980,431
4,150	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	4,339,364
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,351,390
1,575	Oneida County, NY, IDA, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,469,869
265	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08 (5)	25,678
1,030	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	99,807
1,135	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 8.40%, 11/15/27 (1) (2)	1,273,890
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,074,843
1,000	Sullivan County, TN, Health Educational and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	1,073,140
		$16,053,903

Housing — 2.9%
1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,292,330
95	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	94,934
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,579,700
1,345	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,232,141
840	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (5)	649,463
1,170	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,077,722
340	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	271,476
		$7,197,766

3

Industrial Development Revenue — 3.3%
$200	Florence County, SC, (Stone Container), 7.375%, 2/1/07	$201,728
1,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,042,980
1,750	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (5)	1,672,842
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,832,900
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,451,813
		$8,202,263

Insured-Education — 4.0%
2,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/31	2,285,220
5,870	University of California, (MBIA), 4.75%, 5/15/37	5,910,327
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,950,235
		$10,145,782

Insured-Electric Utilities — 4.3%
2,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,116,660
3,350	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	3,351,039
2,000	Long Island Power Authority, NY, Electric System, (CIFG), 5.00%, 9/1/33	2,054,520
6,500	Long Island Power Authority, NY, Electric System, (FSA), 0.00%, 6/1/25	2,490,020
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	863,024
		$10,875,263

Insured-Escrowed/Prerefunded — 0.4%
1,000	Henry County, GA, Water and Sewer Authority, (FGIC), Prerefunded to 2/1/10, 5.625%, 2/1/30 (3)	1,112,100
		$1,112,100

4

Insured-General Obligations — 11.0%
$2,000	Ann Arbor, MI, School District, (FSA), 4.75%, 5/1/29	$2,016,820
9,905	California, (AMBAC), 4.25%, 3/1/30	9,135,382
1,320	California, (AMBAC), Variable Rate, 14.158%, 5/1/26 (1) (4)	1,672,282
125	California, (FGIC), Variable Rate, 87.767%, 12/1/29 (1) (4) (8)	370,863
1,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30 (1) (4)	1,851,030
750	California, RITES, (AMBAC), Variable Rate, 9.143%, 2/1/28 (1) (4)	904,365
6,000	Fairfax, VA, (MBIA), 4.50%, 1/15/36	5,856,900
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,103,123
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,454,564
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,226,100
		$27,591,429

Insured-Hospital — 1.1%
1,260	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 10.665%, 8/15/38 (1) (4)	1,652,666
800	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 10.665%, 8/15/38 (1) (4)	1,049,312
		$2,701,978

Insured-Lease Revenue / Certificates of Participation — 2.9%
10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	2,514,400
12,800	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	3,590,016
2,500	Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,267,600
		$7,372,016

Insured-Special Tax Revenue — 0.7%
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,718,440
		$1,718,440

Insured-Transportation — 6.7%
1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,012,630
5,600	Metropolitan Transportation Authority, NY, (AMBAC), 5.00%, 11/15/33	5,798,184
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 10.672%, 1/1/30 (1) (4)	1,811,160

5

$1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	$2,216,431
1,500	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	1,538,175
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,462,200
		$16,838,780

Insured-Water and Sewer — 2.0%
5,000	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	5,017,100
		$5,017,100

Nursing Home — 3.1%
945	Bell County, TX, (Heritage Oaks Healthcare), 6.70%, 6/1/29 (5)	638,952
1,320	Bell County, TX, (Riverside Healthcare, Inc. - Normandy Terrace), 9.00%, 4/1/23 (5)	749,351
805	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19 (6)	835,139
1,100	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	1,101,386
1,145	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,070,529
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,753,500
1,650	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	1,552,848
		$7,701,705

Other Revenue — 7.7%
1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	1,033,580
2,950	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	3,005,283
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,680,000
5,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.697%, 6/1/33 (1) (2)	5,644,800
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,060,750
1,500	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	1,539,090

6

$1,000	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	$1,016,450
1,500	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.807%, 6/1/39 (1) (2) (8)	1,660,080
2,680	Tobacco Settlement Management Authority, SC, 6.375%, 5/15/28	2,734,994
		$19,375,027

Senior Living / Life Care — 3.7%
995	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	939,429
1,430	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,399,655
850	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	804,721
1,200	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,241,964
1,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,371,795
1,500	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,482,960
1,470	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33 (6)	1,354,296
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (7)	679,885
		$9,274,705

Special Tax Revenue — 9.4%
2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	2,471,350
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	765,893
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,496,161
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,057,060
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,129,940
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,554,690
945	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	951,020
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	641,907
1,460	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,538,665

7

$4,970	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28	$5,336,836
25	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	26,208
3,150	New Jersey EDA, (Cigarette Tax), Variable Rate, 8.59%, 6/15/34 (1) (2)	3,454,385
1,200	New York City, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,219,596
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,058,010
		$23,701,721

Transportation — 0.5%
1,200	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,337,196
		$1,337,196

Total Tax-Exempt Investments — 99.6%
(identified cost $236,306,305)		$250,431,222

Other Assets, Less Liabilities — 0.4%		$915,036
Net Assets— 100.0%		$251,346,258

AMBAC	-	AMBAC Financial Group, Inc.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

At March 31, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	25.1%

Others, representing less than 10% individually	74.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 33.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an

8

individual financial institution ranged from 0.8% to 13.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $28,006,659 or 11.1% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(5)	Defaulted bond.

(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Security is subject to a shortfall and forbearance agreement.

9

A summary of financial instruments at March 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	1,100 U.S Treasury Bond	Short	$(123,839,075)	$(122,512,500)	$1,326,575

At March 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$235,783,835
Gross unrealized appreciation	$18,824,151
Gross unrealized depreciation	(4,176,764)
Net unrealized appreciation	$14,647,387

10

Eaton Vance Tax Free Reserves	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal Amount (000’s omitted)	Security	Value

General Obligation Notes/Bonds — 4.8%
1,000	Iowa City, IA, School District, 2.00%, 6/1/05	$1,000,675
475	South Carolina, Series B, 5.25%, 4/1/05	475,000
		$1,475,675

Revenue Notes/Bonds — 7.3%
1,250	Texas, 3.00%, 8/31/05	1,257,428
1,000	Wellesley, MA, 2.50%, 6/2/05	1,001,623
		$2,259,051

Variable Rate Demand Obligations — 86.8%
500	California Department of Water Resource, (LOC: Dexia Credit Local), 2.27%, 5/1/22	500,000

1,000	Clark County, NV, Airport Revenue, Series C, AMT, (XLCA), (SPA: Bayerische Landesbank), 2.35%, 7/1/29	1,000,000

1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 2.28%, 11/15/34	1,000,000

1,250	Colorado Educational and Cultural Facility Authority, (YMCA Metrolitan Denver), (LOC: Wells Fargo Bank N.A.), 2.28%, 7/1/18	1,250,000

1,500	Connecticut, HEFA, (Bradley Health Care), (LOC: Bank of America), 2.28%, 7/1/29	1,500,000

1,000	Connecticut, HEFA, (University of Hartford), (LOC: Citizens Bank of Rhode Island), 2.28%, 7/1/34	1,000,000

1,000	Delaware Valley, PA, Regional Finance Authority, (LOC: Toronto-Dominion Bank), 2.30%, 12/1/20	1,000,000

800	Farmington, NM, Pollution Control Revenue, AMT, (Arizona Public Service Co.), (LOC: Barclays Bank PLC), 2.24%, 9/1/24	800,000

1

500	Galveston, TX, Industrial Development Corp., AMT, (Mitchell Industries), (LOC: Bank One Texas N.A.), 2.45%, 9/1/13	$500,000

1,250	Illinios, (FSA), (SPA: Wachovia Bank N.A.), 2.35%, 12/1/24	1,250,000

1,500	Illinois Educational Facility Authority, (John F. Kennedy Health Care Foundation), (LOC: LaSalle National Bank), 2.30%, 12/1/25	1,500,000

1,000	Illinois Finance Authority, (Northwestern University), 2.28%, 12/1/34	1,000,000

500	Lincoln County, WY, Pollution Control Revenue, (Exxon), 2.19%, 8/1/15	500,000

800	Lincoln County, WY, Pollution Control Revenue, AMT, (Exxon), 2.24%, 7/1/17	800,000

605	Metropolitan Government of Nashville and Davidson County, TN, IDR, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 2.29%, 5/1/09	605,000

1,200	New Jersey EDA, AMT, (Geriatric Services Housing Corp.), (LOC: Sovereign Bank FSB, Lloyds TSB Bank PLC), 2.27%, 11/1/31	1,200,000

1,000	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 2.28%, 8/15/29	1,000,000

800	New York, NY, Municipal Water Finance Authority, (FGIC), (SPA: SPI), 2.24%, 6/15/22	800,000

1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 2.26%, 1/1/18	1,000,000

400	Ohio Higher Educational Facility Commission, (John Carrol University), (LOC: Allied Irish Bank PLC), 2.29%, 11/15/31	400,000

900	Pasadena, TX, School District, (SPA: Westdeutsche Landsbank), (PSF Guaranteed), 2.28%, 8/15/26	900,000

400	Pennsylvania EDA, AMT, (Westrum Hanover LP), (LOC: First Trust & Saving Bank, Federal Home Loan Bank), 2.33%, 3/1/34	400,000

985	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 2.31%, 12/15/15	985,000

1,000	Philadelphia, PA, IDR, (Newcourtland Elder Services), (LOC: PNC Bank N.A.), 2.28%, 3/1/27	1,000,000

520	Port Seattle, WA, AMT, (FGIC), (Liq: Citibank N.A.), 2.36%, 4/1/16	520,000

1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 2.30%, 12/1/27	1,300,000

1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: BNP Paribas), 2.25%, 9/15/24	1,300,000

2

500	Utah Building Ownership Authority, (State Facility Master Lease), (LOC: Landesbank Hessen), 2.27%, 5/15/22	$500,000

1,250	West Memphis, AR, Public Facility Board, AMT, (West Memphis Meadows 98 Apts.), (FHLMC), 2.35%, 12/1/34	1,250,000
		$26,760,000

Total Tax-Exempt Investments — 98.9%
(cost $30,494,726) (1)		$30,494,726

Other Assets, Less Liabilities — 1.1%		$343,381
Net Assets— 100.0%		$30,838,107

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FSA	-	Financial Security Assurance, Inc.
LOC	-	Letter of Credit
SPA	-	Standby Bond Purchase Agreement
XLCA	-	XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at March 31, 2005.

At March 31, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Illinois	16.4%
		Pennsylvania	15.2%

		Others, representing less than 10% individually	67.3%

At March 31, 2005, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

		General Obligations	26.6%
		Education	15.2%
		Industrial Development Revenue	13.6%
		Healthcare	13.6%
		Other Revenue	11.9%

		Others, representing less than 10% individually	18.0%

(1)                                  Cost for federal income taxes is the same.

3

The Fund did not have any open financial instruments at March 31, 2005.

4

Eaton Vance Tax-Managed Growth Fund 1.1 as of March 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $3,529,440,029 and the Fund owned approximately 19% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of March 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $1,400,470,293 and the Fund owned approximately 7.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace and Defense — 2.8%
Boeing Company (The)	796,801	$46,580,986
General Dynamics	735,000	78,681,750
Honeywell International, Inc.	277,798	10,336,864
Northrop Grumman Corp.	3,489,713	188,374,708
Raytheon Company	340,663	13,183,658
Rockwell Collins, Inc.	139,482	6,637,948
Teledyne Technologies Incorporated (1)	6,117	191,462
United Technologies Corp.	1,807,324	183,732,558
		$527,719,934
Air Freight and Logistics — 2.7%
FedEx Corporation	2,106,578	197,913,003
Robinson (C.H.) Worldwide, Inc.	1,058,702	54,554,914
United Parcel Service, Inc. Class B	3,351,644	243,798,585
		$496,266,502

Airlines — 0.0%
Southwest Airlines, Inc.	294,642	4,195,702
		$4,195,702

Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	123,760
Borg-Warner Automotive, Inc.	277,593	13,513,227
Dana Corp.	25,000	319,750
Delphi Automotive Systems Corp.	6,199	27,772
Johnson Controls, Inc.	234,164	13,056,985
Visteon Corp.	9,828	56,118
		$27,097,612

Automobiles — 0.1%
DaimlerChrysler AG	7,000	313,040
Ford Motor Co.	145,050	1,643,417
General Motors Corp.	13,492	396,530
Harley-Davidson, Inc.	140,700	8,126,832
Honda Motor Co. Ltd. ADR	20,000	500,800
		$10,980,619

Beverages — 4.1%
Anheuser-Busch Companies, Inc.	4,426,795	209,785,815
Brown-Forman Corp. Class A	547,732	30,152,647
Brown-Forman Corp. Class B	45,820	2,508,645
Coca-Cola Company (The)	3,475,136	144,808,917
Coca-Cola Enterprises, Inc.	1,756,930	36,052,204
PepsiCo., Inc.	6,277,344	332,887,552
		$756,195,780

Biotechnology — 1.6%
Amgen, Inc. (1)	4,045,535	$235,490,592
Applera Corp. - Celera Genomics Group (1)	26,000	266,500
Biogen Idec Inc. (1)	11,200	386,456
Genzyme Corp. - General Division (1)	564,926	32,336,364
Gilead Sciences, Inc. (1)	115,482	4,134,256
Incyte Pharmaceuticals, Inc. (1)	14,294	97,628
Invitrogen Corp. (1)	429,910	29,749,772
Vertex Pharmaceuticals, Inc. (1)	13,000	121,680
		$302,583,248

Building Products — 1.0%
American Standard Companies, Inc.	975,691	45,350,118
Masco Corporation	4,157,854	144,152,798
Water Pik Technologies (1)	2,141	42,178
		$189,545,094

Capital Markets — 4.0%
Affiliated Managers Group (1)	20,520	1,272,856
Bank of New York Co., Inc. (The)	400,292	11,628,483
Bear Stearns Companies, Inc.	88,001	8,791,300
Credit Suisse Group (1)	155,136	6,659,545
Federated Investors, Inc.	1,666,768	47,186,202
Franklin Resources, Inc.	1,462,116	100,374,263
Goldman Sachs Group, Inc.	932,738	102,591,853
Investors Financial Services Corp.	453,428	22,177,163
Knight Trading Group, Inc. (1)	1,750,000	16,870,000
Legg Mason, Inc.	26,461	2,067,663
Lehman Brothers Holdings, Inc.	99,493	9,368,261
Mellon Financial Corporation	221,912	6,333,368
Merrill Lynch & Co., Inc.	2,141,332	121,199,391
Morgan Stanley Dean Witter & Co.	3,827,708	219,136,283
Northern Trust Corp.	429,252	18,646,707
Nuveen Investments Class A	150,000	5,148,000
Piper Jaffray Companies, Inc. (1)	40,992	1,499,897
Price (T. Rowe) Group, Inc.	163,648	9,717,418
Raymond James Financial, Inc.	147,337	4,464,311
Schwab (Charles) & Co.	857,261	9,009,813
State Street Corp.	131,670	5,756,612
UBS AG (1)	63,392	5,350,285
Waddell & Reed Financial, Inc., Class A	333,834	6,589,883
		$741,839,557

Chemicals — 0.9%
Airgas, Inc.	264,027	$6,307,605
Arch Chemicals, Inc.	4,950	140,926
Bayer AG ADR	40,000	1,323,600
Dow Chemical Co. (The)	266,675	13,293,749
DuPont (E.I.) de Nemours & Co.	1,133,037	58,056,816
Ecolab, Inc.	258,423	8,540,880
MacDermid, Inc.	61,937	2,012,952
Monsanto Company	19,181	1,237,175
Olin Corp.	9,900	220,770
PPG Industries, Inc.	23,542	1,683,724
Rohm and Haas, Co.	2,601	124,848
RPM, Inc.	70,138	1,282,123
Sigma-Aldrich Corp.	630,897	38,642,441
Solutia Inc. (1)	20,293	26,787
Valspar Corp.	818,316	38,084,427
		$170,978,823

Commercial Banks — 8.3%
AmSouth Bancorporation	626,194	16,249,734
Associated Banc-Corp.	1,056,688	33,000,366
Bank of America Corporation	4,856,046	214,151,629
Bank of Hawaii Corp.	69,735	3,156,206
Bank of Montreal	266,761	12,383,046
BB&T Corp.	1,777,304	69,457,040
Canadian Imperial Bank of Commerce	100,000	6,060,000
City National Corp.	239,487	16,720,982
Colonial Bancgroup, Inc. (The)	253,936	5,210,767
Comerica, Inc.	331,589	18,263,922
Commerce Bancshares, Inc.	155,154	7,478,423
Compass Bancshares, Inc.	300,248	13,631,259
Fifth Third Bancorp	1,355,381	58,254,275
First Citizens BancShares, Inc.	30,600	4,479,228
First Financial Bancorp.	47,933	874,777
First Horizon National Corp.	154,773	6,313,191
First Midwest Bancorp, Inc.	815,329	26,481,886
Hibernia Corp. Class A	187,345	5,996,913
HSBC Holdings PLC ADR	608,805	48,339,117
Huntington Bancshares, Inc.	630,239	15,062,712
Keycorp	625,951	20,312,110
M&T Bank Corp.	47,419	4,839,583
Marshall & Ilsley Corp.	629,932	26,299,661
National City Corp.	1,677,060	56,181,510
North Fork Bancorporation, Inc.	1,785,892	49,540,644
PNC Bank Corp.	154,003	7,928,074
Popular, Inc.	1,432	34,826
Regions Financial Corp.	1,849,728	59,931,187
Royal Bank of Canada	349,353	21,268,611
Royal Bank of Scotland Group PLC	50,837	1,617,242
S&T Bancorp, Inc.	100,000	3,540,000
Societe Generale	809,647	84,413,029

Southwest Bancorporation of Texas, Inc.	1,255,140	$23,031,819
SunTrust Banks, Inc.	1,307,133	94,205,075
Synovus Financial Corp.	1,345,581	37,487,887
TCF Financial Corporation	72,500	1,968,375
Trustmark Corp.	205,425	5,957,325
U.S. Bancorp	5,139,319	148,115,174
Valley National Bancorp	99,620	2,568,204
Wachovia Corp.	2,251,449	114,621,269
Wells Fargo & Company	2,413,766	144,343,207
Westamerica Bancorporation	268,474	13,898,899
Whitney Holding Corp.	345,845	15,393,561
Zions Bancorporation	248,854	17,175,903
		$1,536,238,648

Commercial Services and Supplies — 2.1%
Allied Waste Industries, Inc. (1)	1,674,390	12,239,791
Apollo Group, Inc. Class A (1)	47,312	3,503,927
Avery Dennison Corp.	1,154,998	71,529,026
Banta Corp.	42,341	1,812,195
Block (H&R), Inc.	732,354	37,042,465
Cendant Corp.	690,391	14,180,631
Century Business Services, Inc. (1)	185,000	758,500
Cintas Corp.	1,574,164	65,028,715
Consolidated Graphics, Inc. (1)	70,215	3,693,309
Deluxe Corporation	32,000	1,275,520
Donnelley (R.R.) & Sons Co.	91,260	2,885,641
Equifax, Inc.	80,000	2,455,200
Gevity HR, Inc.	78,125	1,493,750
HNI Corp.	1,408,454	63,310,007
Hudson Highland Group, Inc. (1)	10,262	175,378
Ikon Office Solutions, Inc.	66,665	659,317
Imagistics International Inc. (1)	809	28,258
Laureate Education Inc. (1)	520,213	22,259,914
Manpower, Inc.	2,000	87,040
Miller (Herman) Inc.	541,800	16,319,016
Monster Worldwide Inc. (1)	68,426	1,919,349
Navigant Consulting, Inc. (1)	463,017	12,607,953
PHH Corp. (1)	27,467	600,703
Pitney Bowes, Inc.	22,857	1,031,308
School Specialty Corp. (1)	49,197	1,926,555
ServiceMaster Co.	1,224,880	16,535,880
Steelcase Inc.	123,000	1,697,400
Waste Management, Inc.	1,018,975	29,397,429
		$386,454,177

Communications Equipment — 1.2%
3Com Corp. (1)	873,949	3,111,258
ADC Telecommunications, Inc. (1)	291,856	580,793
Alcatel S.A. ADR (1)	43,728	527,797

Avaya, Inc. (1)	56,571	$660,749
Ciena Corp. (1)	380,378	654,250
Cisco Systems, Inc. (1)	4,565,477	81,676,384
Comverse Technology, Inc. (1)	371,171	9,360,933
Corning, Inc. (1)	3,638,749	40,499,276
Enterasys Networks, Inc. (1)	98,848	138,387
JDS Uniphase Corp. (1)	52,451	87,593
Lucent Technologies, Inc. (1)	555,464	1,527,526
Motorola, Inc.	980,426	14,676,977
Nokia Corp., Class A, ADR	2,042,478	31,515,436
Nortel Networks Corp. (1)	1,010,947	2,759,885
Qualcomm, Inc.	720,036	26,389,319
Riverstone Networks, Inc. (1)	28,706	30,141
Tellabs, Inc. (1)	110,405	805,956
		$215,002,660

Computers and Peripherals — 3.2%
Dell Inc. (1)	4,460,429	171,369,682
EMC Corp. (1)	1,388,652	17,108,193
Gateway, Inc. (1)	95,621	385,353
Hewlett-Packard Co.	1,068,555	23,444,097
International Business Machines Corp.	2,444,420	223,371,100
Lexmark International Group, Inc. (1)	1,804,885	144,336,653
McData Corp., Class A (1)	17,982	67,792
Network Appliance, Inc. (1)	488,000	13,498,080
Palmone, Inc. (1)	65,230	1,655,537
Sun Microsystems, Inc. (1)	366,670	1,481,347
		$596,717,834

Construction and Engineering — 0.1%
Dycom Industries, Inc. (1)	149,711	3,441,856
Jacobs Engineering Group, Inc. (1)	229,333	11,906,969
		$15,348,825

Construction Materials — 0.1%
CRH plc	329,450	8,680,384
Vulcan Materials Company	184,512	10,485,817
		$19,166,201

Consumer Finance — 1.1%
American Express Co.	744,004	38,219,485
Capital One Financial Corp.	1,409,722	105,404,914
MBNA Corporation	456,002	11,194,849
Providian Financial Corp. (1)	457,296	7,847,199
SLM Corp.	905,499	45,130,070
		$207,796,517

Containers and Packaging — 0.1%
Bemis Co.	295,186	$9,186,188
Caraustar Industries, Inc. (1)	167,599	2,162,027
Sealed Air Corp. (1)	37,014	1,922,507
Sonoco Products Co.	160,690	4,635,906
Temple-Inland, Inc.	57,962	4,205,143
		$22,111,771

Distributors — 0.1%
Genuine Parts Company	314,107	13,660,513
		$13,660,513

Diversified Financial Services — 1.6%
Citigroup Inc.	4,068,107	182,820,729
Finova Group, Inc. (1)	175,587	16,681
ING groep, N.V. ADR	257,281	7,777,605
Moody’s Corp.	67,543	5,461,527
Morgan (J.P.) Chase & Co.	3,134,470	108,452,662
		$304,529,204

Diversified Telecommunication Services — 1.9%
Alltel Corp.	1,635,968	89,732,845
AT&T Corp.	502,314	9,418,387
BCE, Inc.	3,400,000	84,966,000
BellSouth Corp.	186,810	4,911,235
Cincinnati Bell Inc. (1)	169,013	718,305
Citizens Communications Co.	13,568	175,570
Deutsche Telekom AG (1)	2,006,790	40,055,528
McLeodUSA (1)	947	170
Premiere Global Services Inc. (1)	28,000	316,960
Qwest Communications International, Inc. (1)	59,924	221,719
RSL Communications Ltd. (1)(2)	247,161	0
SBC Communications, Inc.	1,286,341	30,473,418
Sprint Corp. - FON Group	101,903	2,318,293
Telefonos de Mexico ADR	2,125,787	73,403,425
Verizon Communications	470,460	16,701,330
		$353,413,185

Electric Utilities — 0.4%
Ameren Corp.	5,000	245,050
American Electric Power, Inc.	960	32,698
Exelon Corp.	1,002,000	45,981,780
PG&E Corp.	47,705	1,626,740
Southern Co. (The)	65,985	2,100,303
TECO Energy, Inc.	34,145	535,394
TXU Corp.	250,196	19,923,107
		$70,445,072

Electrical Equipment — 0.5%
American Power Conversion Corp.	34,704	$906,121
Baldor Electric Co.	149,060	3,847,239
Emerson Electric Co.	1,147,739	74,522,693
Rockwell International Corp.	156,699	8,875,431
Roper Industries, Inc.	23,122	1,514,491
Thomas & Betts Corp. (1)	114,600	3,701,580
		$93,367,555

Electronic Equipment and Instruments — 0.7%
Agilent Technologies, Inc. (1)	572,571	12,711,076
Arrow Electronics, Inc. (1)	8,750	221,813
Dionex Corp. (1)	139,750	7,616,375
Flextronics International Ltd. (1)	410,441	4,941,710
Jabil Circuit, Inc. (1)	2,127,971	60,689,733
Molex, Inc., Class A	64,174	1,514,506
National Instruments Corp.	735,687	19,900,333
Plexus Corp. (1)	155,679	1,791,865
Sanmina Corp. (1)	1,140,602	5,953,942
Solectron Corporation (1)	1,752,794	6,082,195
X-Rite Incorporated	130,909	1,968,871
		$123,392,419

Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	457,426	20,350,883
Core Laboratories N.V. (1)	31,290	803,214
Grant Prideco, Inc. (1)	35,444	856,327
Halliburton Company	707,568	30,602,316
National-Oilwell, Inc. (1)	514,062	24,006,695
Schlumberger Ltd.	567,476	39,995,708
Smith International, Inc.	140,000	8,782,200
Transocean Sedco Forex, Inc. (1)	106,247	5,467,471
		$130,864,814

Food and Staples Retailing — 2.0%
Albertson’s, Inc.	1,010,531	20,867,465
Casey’s General Stores, Inc.	89,966	1,616,689
Costco Wholesale Corp.	927,132	40,960,692
CVS Corp.	132,268	6,959,942
Kroger Co. (The) (1)	1,356,297	21,741,441
Safeway, Inc. (1)	1,571,574	29,121,266
Sysco Corp. (2)(3)	30,000	1,072,792
Sysco Corp.	1,803,292	64,557,854
Walgreen Co.	905,162	40,207,296
Wal-Mart Stores, Inc.	2,989,199	149,788,762
Winn-Dixie Stores, Inc. (1)	161,007	149,737
		$377,043,936

Food Products — 2.8%
Archer-Daniels-Midland Co.	977,204	24,019,674
Campbell Soup Co.	1,259,597	36,553,505
Conagra Inc.	1,639,924	44,310,746

Dean Foods Co. (1)	362,189	$12,423,083
Del Monte Foods, Co. (1)	99,492	1,079,488
General Mills, Inc.	159,029	7,816,275
Heinz (H.J.) Co.	299,708	11,041,243
Hershey Foods Corp.	506,916	30,648,141
JM Smucker Co.	12,138	610,541
Kellogg Co.	59,021	2,553,839
Kraft Foods, Inc.	465	15,368
Nestle SA	275,000	75,620,943
Sara Lee Corp.	3,787,972	83,941,460
Smithfield Foods, Inc. (1)	4,207,530	132,747,571
Tyson Foods, Inc.	315,272	5,258,737
Wrigley (Wm.) Jr. Company Class A	876,340	57,461,614
		$526,102,228

Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	114,360
		$114,360

Health Care Equipment and Supplies — 1.4%
Advanced Medical Optics (1)	3,558	128,835
Bausch & Lomb, Inc.	29,250	2,144,025
Baxter International, Inc.	202,536	6,882,173
Becton & Dickinson and Co.	64,173	3,748,987
Biomet, Inc.	419,890	15,242,007
Boston Scientific Corporation (1)	1,110,370	32,522,737
Dentsply International, Inc.	7,705	419,229
Edwards Lifesciences Corp. (1)	10,353	447,457
Guidant Corp.	74,638	5,515,748
Hillenbrand Industries, Inc.	586,943	32,557,728
Hospira, Inc. (1)	192,411	6,209,103
Lumenis Ltd. (1)	100,000	234,000
Medtronic, Inc.	2,382,724	121,399,788
PerkinElmer, Inc.	254,526	5,250,871
St. Jude Medical, Inc. (1)	48,028	1,729,008
Steris Corp. (1)	6,145	155,161
Stryker Corp.	36,741	1,639,016
VISX, Inc. (1)	50,000	1,172,000
Waters Corp. (1)	165,841	5,935,449
Zimmer Holdings, Inc. (1)	290,489	22,602,949
		$265,936,271

Health Care Providers and Services — 1.9%
AmerisourceBergen Corp.	174,177	9,978,600
Beverly Enterprises, Inc. (1)	163,201	2,020,428
Cardinal Health, Inc.	1,795,558	100,192,136
Caremark Rx, Inc. (1)	701,471	27,904,516
Cigna Corp.	11,836	1,056,955
Express Scripts, Inc. (1)	26,658	2,324,311

HCA Inc.	140	$7,500
Health Management Associates, Inc., Class A	510,482	13,364,419
IDX Systems Corp. (1)	60,000	2,083,800
IMS Health, Inc.	280,530	6,842,127
McKesson HBOC, Inc.	2,631	99,320
Medco Health Solutions, Inc. (1)	165,795	8,218,458
Parexel International Corp. (1)	27,837	654,170
Renal Care Group, Inc. (1)	427,901	16,234,564
Schein (Henry), Corp. (1)	2,326,195	83,370,829
Service Corp. International	142,389	1,065,070
Stewart Enterprises, Inc.	114,000	701,100
Sunrise Assisted Living, Inc. (1)	144,000	6,998,400
Tenet Healthcare Corp. (1)	3,961	45,670
UnitedHealth Group, Inc.	201,976	19,264,471
Ventiv Health, Inc. (1)	160,833	3,699,159
WellPoint Inc. (1)	404,000	50,641,400
		$356,767,403

Hotels, Restaurants and Leisure — 1.8%
Brinker International, Inc. (1)	276,700	10,022,074
Carnival Corporation	565,071	29,276,329
CBRL Group, Inc.	62,047	2,562,541
Darden Restaurants Inc.	184,714	5,667,026
Evans (Bob) Farms, Inc.	51,662	1,211,474
Gaylord Entertainment Co. (1)	428,482	17,310,673
International Game Technology	400,000	10,664,000
International Speedway Corporation	118,344	6,420,162
Jack in the Box, Inc. (1)	500,000	18,550,000
Lone Star Steakhouse & Saloon, Inc.	145,981	4,219,581
Marriott International, Inc.	272,535	18,221,690
McDonald’s Corp.	700,466	21,812,511
MGM Grand, Inc. (1)	94,445	6,688,595
Navigant International, Inc. (1)	44,278	604,837
Outback Steakhouse, Inc.	1,641,207	75,150,869
Papa John’s International, Inc. (1)	191,388	6,644,991
Royal Caribbean Cruises Ltd.	500,000	22,345,000
Sonic Corp. (1)	159,765	5,336,151
Starbucks Corp. (1)	1,217,701	62,906,434
Yum! Brands, Inc.	236,779	12,267,520
		$337,882,458

Household Durables — 0.6%
Blyth Industries, Inc.	705,171	22,452,645
D.R. Horton Inc.	625,255	18,282,456
Department 56, Inc. (1)	255,162	4,455,129
Fortune Brands Inc.	128,148	10,332,573
Helen of Troy Ltd. (1)	20,000	547,600
Interface, Inc. Class A (1)	75,467	514,685
Leggett & Platt, Inc.	1,813,805	52,382,688

Maytag Corp.	27,073	$378,210
Newell Rubbermaid, Inc.	412,089	9,041,233
Snap-On, Inc.	42,453	1,349,581
		$119,736,800

Household Products — 1.7%
Clorox Co. (The)	53,688	3,381,807
Colgate-Palmolive Co.	699,356	36,485,403
Energizer Holdings (1)	168,981	10,105,064
Kimberly-Clark Corp.	1,555,499	102,242,949
Procter & Gamble Co.	3,242,359	171,845,027
		$324,060,250

Industrial Conglomerates — 3.1%
3M Co.	745,287	63,863,643
General Electric Co.	11,941,466	430,609,264
Teleflex, Inc.	33,700	1,724,766
Tyco International Ltd.	2,177,632	73,603,962
		$569,801,635

Insurance — 5.6%
21st Century Insurance Group	70,700	986,265
Aegon N.V. ADR	5,311,829	71,497,218
AFLAC Inc.	2,162,527	80,575,756
Allstate Corp. (The)	199,712	10,796,431
American International Group, Inc.	5,646,005	312,845,137
AON Corp.	808,903	18,475,344
Berkshire Hathaway, Inc., Class A (1)	456	39,672,000
Berkshire Hathaway, Inc., Class B (1)	41,185	117,624,360
Chubb Corporation	6,077	481,724
Commerce Group, Inc.	120,000	7,437,600
Gallagher (Arthur J.) and Co.	751,035	21,629,808
Hartford Financial Services Group, Inc.	13,797	945,922
Jefferson-Pilot Corp.	186,838	9,164,404
Lincoln National Corp.	52,903	2,388,041
Manulife Financial Corp.	74,958	3,591,987
Marsh & McLennan Cos., Inc.	906,341	27,570,893
MetLife, Inc.	1,869,700	73,105,270
Old Republic International Corp.	240,548	5,602,363
Progressive Corp. (2)(3)	10,900	999,059
Progressive Corp.	1,991,008	182,694,894
Safeco Corp.	161,000	7,842,310
St. Paul Companies, Inc. (The)	309,770	11,377,852
Torchmark Corp.	367,408	19,178,698
UICI	43,597	1,057,227
UnumProvident Corp.	53,710	914,144
XL Capital Ltd., Class A	187,100	13,540,427
		$1,041,995,134

Internet and Catalog Retail — 0.3%
Amazon.com Inc. (1)	23,500	$805,345
eBay, Inc. (1)	1,239,002	46,165,215
IAC/InterActivecorp (1)	806,192	17,953,896
		$64,924,456

Internet Software and Services — 0.0%
Retek, Inc. (1)	4	45
		$45

IT Services — 2.7%
Accenture Ltd. (1)	4,838,000	116,837,700
Acxiom Corp.	647,804	13,558,538
Affiliated Computer Services (1)	183,730	9,781,785
Automatic Data Processing, Inc.	1,553,046	69,809,418
BISYS Group, Inc. (The) (1)	101,988	1,599,172
Ceridian Corp. (1)	26,632	454,076
Certegy, Inc.	42,862	1,483,882
Computer Sciences Corp. (1)	313,630	14,379,936
CSG Systems International, Inc. (1)	25,200	410,508
DST Systems, Inc. (1)	391,634	18,085,658
eFunds Corp. (1)	17,645	393,836
Electronic Data Systems Corp.	33,575	693,995
First Data Corp.	3,783,208	148,717,906
Fiserv, Inc. (1)	300,000	11,940,000
Gartner Group, Inc., Class A (1)	3,000	28,710
Gartner Group, Inc., Class B (1)	27,576	257,836
Keane, Inc. (1)	50,295	655,344
Paychex, Inc.	1,598,101	52,449,675
Perot Systems Corp. (1)	691,308	9,291,180
Safeguard Scientifics, Inc. (1)	26,579	37,742
SunGard Data Systems, Inc. (1)	662,780	22,865,910
		$493,732,807

Leisure Equipment and Products — 0.0%
Eastman Kodak Co.	92,522	3,011,591
Mattel, Inc.	1,096	23,400
		$3,034,991

Machinery — 3.0%
Caterpillar Inc. (2)(3)	17,093	1,561,838
Caterpillar, Inc.	49,830	4,556,455
Danaher Corporation	4,031,970	215,347,518
Deere & Co.	3,350,000	224,885,500
Donaldson Company, Inc.	80,440	2,596,603
Dover Corp.	355,417	13,431,208
Federal Signal Corp.	283,471	4,300,255
Illinois Tool Works, Inc.	846,437	75,781,505
ITT Industries, Inc.	4,214	380,271

Nordson Corporation	163,978	$6,037,670
Parker-Hannifin Corporation	45,353	2,762,905
Tecumseh Products Co., Class A	125,700	4,978,977
Wabtec	94,504	1,936,387
		$558,557,092

Media — 5.4%
ADVO, Inc.	750,000	28,087,500
Arbitron, Inc.	11,555	495,710
Belo (A.H.) Corp.	542,924	13,106,185
Cablevision Systems Corp. (1)	207,410	5,813,702
Catalina Marketing Corp.	88,490	2,291,891
Clear Channel Communications, Inc.	145,017	4,998,736
Comcast Corp. Class A (1)	1,979,071	66,853,018
Comcast Corp. Class A Special (1)	1,280,622	42,772,775
Disney (Walt) Company	4,884,338	140,327,031
EchoStar Communications, Class A	35,150	1,028,138
Entercom Communications Corp. (1)	220,000	7,814,400
Gannett Co., Inc.	1,570,142	124,166,829
Havas Advertising, S.A. ADR	3,142,938	18,103,323
Interpublic Group of Companies, Inc. (1)	1,130,574	13,883,449
Knight Ridder, Inc.	18,123	1,218,772
Lamar Advertising Co. (1)	241,409	9,726,369
Liberty Media Corp. Class A (1)	1,326,604	13,756,883
Liberty Media Corp. Class B (1)	32,876	348,157
Liberty Media International Inc. Class A (1)	50,655	2,215,650
Liberty Media International Inc. Class B (1)	1,643	75,578
McClatchy Co. (The)	48,066	3,564,575
McGraw-Hill Companies, Inc. (The)	346,964	30,272,609
Meredith Corp.	190,000	8,882,500
New York Times Co. (The), Class A	303,168	11,089,885
News Corp. Inc. - Class A When Iss	187,934	3,179,843
Omnicom Group, Inc.	2,325,731	205,873,708
Proquest Company (1)	115,000	4,157,250
Publicis Groupe SA	329,132	10,132,146
Reuters Holdings plc ADR	1,431	65,969
Scripps (The E.W) Company	51,066	2,489,468
Time Warner Inc. (1)	4,139,004	72,639,520
Tribune Co.	1,440,878	57,447,806
Univision Communications, Inc. (1)	401,298	11,111,942
Viacom, Inc., Class A	29,774	1,043,281
Viacom, Inc., Class B	946,701	32,973,596
Vivendi Universal S.A. ADR (1)	490,725	15,016,185
Washington Post Co. (The)	16,470	14,724,180
Westwood One, Inc. (1)	122,400	2,490,840
WPP Group plc	139,450	1,585,392
WPP Group plc ADR	256,051	14,525,773
		$1,000,350,564

Metals and Mining — 0.4%
Alcoa, Inc.	797,947	$24,249,609
Allegheny Technologies, Inc.	21,408	516,147
Inco, Ltd. (1)	200,000	7,960,000
Nucor Corp.	421,662	24,270,865
Phelps Dodge Corp.	14,862	1,511,911
Steel Dynamics, Inc.	311,800	10,741,510
		$69,250,042

Multiline Retail — 1.8%
99 Cents Only Stores (1)	1,142,232	15,043,195
Dollar General Corp.	101,456	2,222,901
Dollar Tree Stores, Inc. (1)	727,579	20,903,345
Family Dollar Stores, Inc.	2,618,411	79,494,958
Kohls Corp. (1)	55	2,840
May Department Stores Co. (The)	607,760	22,499,275
Neiman Marcus Group, Inc. (The)	6	542
Nordstrom, Inc.	65,692	3,638,023
Penney (J.C.) Company, Inc.	159,912	8,302,631
Sears Holdings Corp. (1)	7,262	967,081
Target Corp.	3,649,371	182,541,537
		$335,616,328

Multi-Utilities and Unregulated Power — 0.1%
AES Corporation (1)	49,542	811,498
Dominion Resources, Inc.	3,249	241,823
Duke Energy Corp.	417,416	11,691,822
Dynegy, Inc. (1)	63,525	248,383
Wisconsin Energy Corp.	9,576	339,948
		$13,333,474

Office Electronics — 0.0%
Xerox Corp. (1)	42,878	649,602
Zebra Technologies Corp., Class A (1)	13,500	641,115
		$1,290,717

Oil and Gas — 9.2%
Amerada Hess Corp.	18,947	1,822,891
Anadarko Petroleum Corp.	2,557,003	194,587,928
Apache Corporation	2,075,352	127,073,803
Ashland, Inc.	85,716	5,783,259
BP plc ADR	5,091,040	317,680,896
Burlington Resources, Inc.	4,342,735	217,440,741
ChevronTexaco Corporation	311,551	18,166,539
ConocoPhillips	1,663,145	179,353,557
Devon Energy Corp.	1,015,400	48,485,350
El Paso Corp.	148,709	1,573,341
Exxon Mobil Corp.	6,263,752	373,319,619
Kerr - McGee Corp.	267,327	20,939,724

Kinder Morgan, Inc.	1,781,672	$134,872,570
Marathon Oil Corp.	1,450	68,034
Murphy Oil Corporation	19,518	1,927,012
Newfield Exploration Company (1)	60,000	4,455,600
Royal Dutch Petroleum Co.	118,194	7,096,368
Total Fina Elf SA ADR	400,000	46,892,000
Valero Energy Corp.	103,020	7,548,275
Williams Companies Inc (The)	219,065	4,120,613
		$1,713,208,120

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	539,057	19,131,133
International Paper Co.	112,154	4,126,146
Louisiana-Pacific Corp.	70,750	1,778,655
MeadWestvaco Corp.	84,358	2,684,272
Neenah Paper Inc.	41,453	1,393,650
Weyerhaeuser Co.	89,778	6,149,793
		$35,263,649

Personal Products — 1.6%
Avon Products, Inc.	173,400	7,445,796
Gillette Company	3,965,264	200,166,527
Lauder (Estee) Companies, Inc.	2,092,312	94,112,194
		$301,724,517

Pharmaceuticals — 6.3%
Abbott Laboratories	2,920,871	136,171,006
Allergan, Inc.	38,300	2,660,701
Andrx Group (1)	180,170	4,084,454
Bristol-Myers Squibb Company	4,623,354	117,710,593
Elan Corp., PLC ADR (1)	31,838	103,155
Forest Laboratories, Inc. (1)	56,800	2,098,760
GlaxoSmithKline plc	430,517	19,769,341
Johnson & Johnson	3,231,697	217,040,771
King Pharmaceuticals, Inc. (1)	505,637	4,201,843
Lilly (Eli) & Co.	3,740,054	194,856,813
Merck & Co., Inc.	2,423,858	78,460,283
Mylan Laboratories, Inc.	27,992	496,018
Novo Nordisk ADR	292,277	16,314,902
Pfizer, Inc.	7,593,269	199,475,177
Schering AG ADR	25,000	1,670,000
Schering-Plough Corp.	2,514,865	45,644,800
Sepracor, Inc. (1)	4,000	229,640
Teva Pharmaceutical Industries Ltd. ADR	2,212,417	68,584,927
Watson Pharmaceuticals, Inc. (1)	685,404	21,062,465
Wyeth Corp.	833,590	35,160,826
		$1,165,796,475

Real Estate — 0.2%
AvalonBay Communities, Inc.	28,867	$1,930,914
Catellus Development Corp.	403,467	10,752,396
Forest City Enterprises - Class A	38,663	2,466,699
Jones Lang Lasalle, Inc. (1)	99,375	4,635,844
Plum Creek Timber Co., Inc.	198,791	7,096,839
Trammell Crow Co. (1)	764,200	15,719,594
		$42,602,286

Road and Rail — 0.2%
ANC Rental Corporation (1)	459,525	459
Burlington Northern Santa Fe Corp.	192,065	10,358,065
CSX Corporation	38,134	1,588,281
Florida East Coast Industries, Inc.	121,978	5,181,625
Heartland Express, Inc.	653,154	12,507,899
Kansas City Southern Industries, Inc. (1)	15,215	293,041
Norfolk Southern Corp.	3,990	147,830
Union Pacific Corp.	10,472	729,898
		$30,807,098

Semiconductors and Semiconductor Equipment — 2.0%
Agere Systems, Inc. (1)	6,495	9,288
Agere Systems, Inc., Class B (1)	159,398	226,345
Altera Corp. (1)	66,116	1,307,774
Analog Devices, Inc.	578,794	20,917,615
Applied Materials, Inc. (1)	1,541,642	25,051,683
Broadcom Corp. (1)	530,892	15,884,289
Broadcom Corp. -Class A (1)(2)(3)	35,000	1,046,022
Conexant Systems, Inc. (1)	134,174	201,261
Cypress Semiconductor Corporation (1)	152,742	1,924,549
Freescale Semiconductor-B (1)	101,704	1,754,394
Intel Corp.	9,434,729	219,168,755
KLA-Tencor Corp. (1)	148,373	6,826,642
Linear Technologies Corp.	187,760	7,193,086
LSI Logic Corporation (1)	132,810	742,408
Maxim Integrated Products Co.	274,351	11,212,725
Mindspeed Technologies Inc. (1)	44,724	99,735
Skyworks Solutions, Inc. (1)	98,685	626,650
Taiwan Semiconductor ADR	866	7,344
Teradyne, Inc. (1)	27,996	408,742
Texas Instruments, Inc.	1,869,268	47,647,641
Xilinx, Inc.	59,554	1,740,763
		$363,997,711

Software — 1.9%
Adobe Systems, Inc.	258,794	17,383,193
Cadence Design Systems, Inc. (1)	900,000	13,455,000
Cognos, Inc. (1)	77,000	3,229,380
Computer Associates International, Inc.	33,070	896,197
Compuware Corp. (1)	150,944	1,086,797

Electronic Arts Inc. (1)	21,405	$1,108,351
Fair, Isaac and Co., Inc.	997,172	34,342,604
Henry (Jack) & Associates	201,006	3,616,098
Intuit, Inc. (1)	661,460	28,952,104
Microsoft Corp.	7,025,660	169,810,202
Oracle Corp. (1)	749,222	9,350,291
PalmSource, Inc. (1)	20,208	182,680
Parametric Technology Corp. (1)	94,600	528,814
Reynolds & Reynolds, Co.	216,412	5,856,109
Sap AG ADR	600,000	24,048,000
Siebel Systems, Inc. (1)	179,184	1,635,950
Symantec Corporation (1)	1,299,722	27,723,070
VERITAS Software Corp. (1)	43,942	1,020,333
Wind River Systems, Inc. (1)	91,910	1,386,003
		$345,611,176

Specialty Retail — 2.0%
Abercrombie & Fitch Co.	11,225	642,519
AutoNation, Inc. (1)	1,493,099	28,279,295
Best Buy Co., Inc.	113,610	6,136,076
Burlington Coat Factory Warehouse Corp.	171,691	4,927,532
CarMax, Inc. (1)	67,797	2,135,606
Circuit City Stores, Inc.	216,000	3,466,800
Gap, Inc. (The)	540,888	11,812,994
Home Depot, Inc. (The)	4,255,527	162,731,352
Limited Brands, Inc.	757,162	18,399,037
Lowe’s Companies	874,511	49,925,833
Office Depot, Inc. (1)	205,276	4,553,022
Officemax Inc.	2,192	73,432
Payless Shoesource, Inc. (1)	23,100	364,749
Pep Boys - Manny, Moe & Jack (The)	62,500	1,098,750
Radioshack Corp.	631,599	15,474,176
Sherwin-Williams Co. (The)	80,569	3,544,230
Staples, Inc.	158,266	4,974,300
Tiffany & Co.	57,286	1,977,513
TJX Companies, Inc. (The)	1,716,834	42,285,621
Too, Inc. (1)	38,284	944,466
		$363,747,303

Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc. (1)	365,720	20,710,724
Nike Inc., Class B	1,429,222	119,068,485
Unifi, Inc. (1)	1,208	4,047
		$139,783,256

Thrifts and Mortgage Finance — 0.6%
Countrywide Financial Corp.	1,299,998	42,197,935
Fannie Mae	345,171	18,794,561
Freddie Mac	135,586	8,569,035

Golden West Financial Corporation	74,590	$4,512,695
MGIC Investment Corp.	85,000	5,241,950
Radian Group, Inc.	30,800	1,470,392
Washington Mutual, Inc.	927,674	36,643,123
		$117,429,691

Tobacco — 0.3%
Altria Group Inc.	748,302	48,931,468
UST, Inc.	439	22,696
		$48,954,164

Trading Companies and Distributors — 0.0%
United Rentals, Inc. (1)	397,333	8,030,100
		$8,030,100

Wireless Telecommunication Services — 0.1%
Nextel Communications, Inc., Class A (1)	134,072	3,810,326
Telephone and Data Systems, Inc.	70,844	5,780,870
Vodafone Group plc ADR	232,062	6,163,567
		$15,754,763

Total Common Stocks
(identified cost $14,656,825,558)		$18,468,153,566

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Multi-Utilities and Unregulated Power — 0.0%
Enron Corp. (1)(2)	11,050	$0
		$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$183
		$183

Total Preferred Stocks
(identified cost $39,407)		$183

Warrants — 0.0%

Security	Shares	Value

Communications Equipment — 0.0%
Lucent Technologies, Inc.	18,106	$12,131
		$12,131

Total Warrants
(identified cost $0)		$12,131

Rights — 0.0%

Security	Shares	Value

Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(2)	197,392	$0
		$0

Integrated Telecommunication Services — 0.0%
McLeodUSA (Escrow Rights) (1)(2)	1,592,200	$0
		$0

Total Rights
(identified cost $0)		$0

Total Investments — 99.4%
(identified cost $14,673,491,034)		$18,468,165,880

Other Assets, Less Liabilities — 0.6%		$115,344,782

Net Assets — 100.0%		$18,583,510,662

ADR	-	American Depositary Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Security restricted to public resale and not registered under the Securities Act of 1933. At March 31, 2005, the value of these securities totaled $4,679,711 or .03% of net assets.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,633,926,821
Gross unrealized appreciation	$13,835,563,573
Gross unrealized depreciation	(1,324,514)
Net unrealized appreciation	$13,834,239,059

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 24, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 24, 2005